GOODWILL (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance	$ 22,892
Balance	$ 24,792	$ 22,892
Goodwill | Discount rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Significant unobservable input, assets	0.157
Goodwill | Terminal growth rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Significant unobservable input, assets	0.02
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance	$ 22,892	23,370
Increase (decrease) through net exchange differences, intangible assets and goodwill	1,900	(478)
Balance	$ 24,792	$ 22,892